Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - noncurrent	$ 3,535	$ 5,441
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current and noncurrent	8,173	5,441
Total	8,486	5,754
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	313	313
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current and noncurrent	8,173	5,441
Total	8,173	5,441
Fair Value, Measurements, Recurring | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	313	313
Fair Value, Measurements, Recurring | Bank Time Deposits | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	$ 313	$ 313